BORROWINGS (Tables)	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Schedule of borrowings

In millions	March 31, 2025	December 31, 2024
Non-current borrowings	$791.2	$790.8
Other borrowings	137.4	136.5
Total	$928.6	$927.3